Investment In Equity Method Investees - Summary of Financial Information For Equity Accounted Investees (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Other expenses	$ 89		$ 1,662	$ 341		$ 8,289		$ 9,290		$ 63,067		$ 1,139
Profit (Loss)	(211,848)		(210,829)	(388,448)	[1]	(384,975)	[1]	(835,145)	[2]	(401,905)	[2]	(33,077)	[2]
Total assets	2,909,274			2,909,274				3,159,995		3,417,945
Total Liabilities	1,875,269	[3]		1,875,269	[3]			1,740,866	[3]	1,230,673
Equity Method Investee [Member]
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Revenue	0		0	7		0		(8)		22		1
Amortization	500		500	1,000		1,000		2,000		2,000		2,000
Other expenses	9		0	19		0		30		8		0
Profit (Loss)	(509)		$ (500)	(1,012)		$ (1,000)		(2,038)		(1,986)		$ (1,999)
Total assets	402			402				1,403		3,341
Total Liabilities	$ 410			$ 410				$ 399		$ 274

[1]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.
[2]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.
[3]	As of June 30, 2024 and December 31, 2023, the total affiliate receivable, prepaid expenses and other current assets, affiliate payable, warrant liability, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable include balances with related parties. See Note 15, Related Party Transactions, for further details.